AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Principal
Amount		Value
	SHORT-TERM INVESTMENTS — 80.0%
$11,819,828	UMB Bank, Money Market Fiduciary Deposit Investment, 0.01%[1,2]	$11,819,828
14,036,884	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.80%[1]	14,036,884
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $25,856,712)	25,856,712

	TOTAL INVESTMENTS — 80.0%
	(Cost $25,856,712)	25,856,712
	Other Assets in Excess of Liabilities — 20.0%	6,472,575
	TOTAL NET ASSETS — 100.0%	$32,329,287

[1]	The rate is the annualized seven-day yield at period end.
[2]	All or a portion of this investment is a holding of AXS Chesapeake Strategy Fund Limited.

AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

FUTURES CONTRACTS

				Value/Unrealized
	Expiration	Number of	Notional	Appreciation
Long Contracts	Date	Contracts	Value	(Depreciation)
Commodity Futures
CME Class III Milk[1]	February 2025	2	81,520	$4,260
CME Lean Hogs[1]	February 2025	11	357,720	(18,463)
CME Live Cattle[1]	February 2025	10	766,400	8,060
COMEX Copper[1]	March 2025	6	603,975	(21,600)
COMEX Gold[1]	February 2025	8	2,112,800	(20,960)
COMEX Silver[1]	March 2025	7	1,023,470	(56,245)
Euronext Rapeseed[1]	February 2025	28	741,479	(3,768)
LME Primary Aluminum1	March 2025	6	383,246	(7,054)
LME Zinc[1]	March 2025	11	819,594	(23,607)
MDE Crude Palm Oil[1]	March 2025	36	895,211	(53,338)
NYBOT CSC Cocoa[1]	March 2025	1	116,750	48,290
NYBOT CSC Coffee 'C'[1]	March 2025	10	1,199,063	277,125
SAFEX Sunflower Seed[1]	March 2025	50	1,331,575	(104,913)

Currency Futures
CME British Pound	March 2025	16	1,250,300	(24,700)
ICE Swedish Krona	March 2025	48	4,780,807	67,267

Index Futures
CBOT E-Mini Dow Jones Industrial Average	March 2025	20	4,287,300	(148,700)
CME E-Mini NASDAQ 100	March 2025	6	2,547,180	(103,872)
CME E-Mini S&P 500	March 2025	18	5,342,175	(173,475)
CME E-Mini S&P MidCap 400	March 2025	7	2,202,690	(119,026)
Eurex DAX	March 2025	7	3,635,242	(88,279)
Eurex Euro STOXX 50	March 2025	53	2,679,923	(54,762)
FTSE 100	March 2025	30	3,072,296	(50,325)
FTSE Taiwan	January 2025	14	1,071,840	(14,560)
FTSE/MIB	March 2025	14	2,487,308	(45,681)
ICE US MSCI Emerging Markets EM	March 2025	41	2,201,290	(82,205)
MEFF Madrid IBEX 35	January 2025	17	2,040,528	(28,333)
Montreal Exchange S&P/TSX 60	March 2025	19	3,925,281	(96,593)
SFE S&P ASX Share Price Index 200	March 2025	25	3,151,886	(58,415)
SGX FTSE China A50	January 2025	89	1,198,385	(9,290)
SGX Nikkei 225	March 2025	2	249,695	(890)

Interest Rate Futures
Eurex 10 Year Euro BUND	March 2025	27	3,732,392	(98,167)
Eurex 30 Year Euro BUXL	March 2025	6	824,697	(53,449)
Eurex BTP Italian	March 2025	45	5,593,181	(123,058)
ICF 3MO EURO EURIBOR	June 2026	147	37,319,149	(23,203)
MSE Canadian 10 Year Bond	March 2025	14	1,193,948	21,426
Total Long Contracts			105,220,296	(1,280,503)

Short Contracts
Commodity Futures
CBOT Corn[1]	March 2025	(41)	(939,925)	(40,487)
CBOT Oats[1]	March 2025	(14)	(231,350)	9,666
CBOT Rough Rice[1]	March 2025	(44)	(1,240,800)	87,120
CBOT Soybean[1]	March 2025	(18)	(909,450)	(11,250)
CBOT Soybean Oil[1]	March 2025	(5)	(121,080)	945
CBOT Wheat[1]	March 2025	(24)	(661,800)	9,046
ICE Brent Crude Oil[1]	April 2025	(8)	(593,920)	(11,360)
ICE Carbon Emissions[1]	December 2025	(21)	(1,588,107)	(70,479)
ICE Gas Oil[1]	February 2025	(23)	(1,591,025)	(26,450)
LME Lead[1]	March 2025	(16)	(779,256)	55,215
LME Nickel[1]	March 2025	(6)	(550,920)	28,680
NYBOT CSC Cotton #2[1]	March 2025	(19)	(649,800)	28,025
NYMEX Light Sweed Crude Oil[1]	February 2025	(4)	(286,880)	(12,400)
NYMEX NY Harbor ULSD[1]	February 2025	(14)	(1,362,043)	(44,460)
NYMEX Platinum[1]	April 2025	(4)	(182,100)	100
NYMEX RBOB Gasoline[1]	February 2025	(11)	(928,250)	(8,945)
SGX Iron Ore CFR China 62% FE Fines[1]	January 2025	(56)	(565,432)	10,528
WCE Canola[1]	March 2025	(92)	(788,242)	(23,680)

Currency Futures
CME Australian Dollar	March 2025	(57)	(3,528,300)	86,121
CME Brazil Real	February 2025	(196)	(3,126,200)	36,260
CME Canadian Dollar	March 2025	(106)	(7,390,850)	122,430
CME Euro	March 2025	(40)	(5,194,250)	91,350
CME Indian Rupee	January 2025	(147)	(8,556,870)	29,606
CME Japanese Yen	March 2025	(39)	(3,124,875)	101,171
CME Mexican Peso	March 2025	(79)	(1,866,375)	61,620
CME New Zealand Dollar	March 2025	(56)	(3,134,600)	127,960
CME Swiss Franc	March 2025	(35)	(4,857,563)	54,671

Index Futures
CAC 40 10 Euro	January 2025	(12)	(917,994)	(1,206)
ICE US Mini MSCI EAFE	March 2025	(5)	(566,875)	(7,800)

Interest Rate Futures
CBOT 2-Year U.S. Treasury Note	March 2025	(77)	(15,831,922)	2,016
CBOT 5-Year U.S. Treasury Note	March 2025	(91)	(9,673,727)	24,664
CBOT 10-Year U.S. Treasury Note	March 2025	(57)	(6,198,750)	35,188
CBOT U.S. Long Bond	March 2025	(25)	(2,846,094)	1,875
CBOT U.S. Ultra Long-Term Treasury Bond	March 2025	(17)	(2,021,406)	38,219
ICF Long Gilt	March 2025	(36)	(4,164,698)	132,949
SFE Australian 10 Year Bond	March 2025	(40)	(1,183,450)	44,703
Total Short Contracts			(98,155,179)	961,611

TOTAL FUTURES CONTRACTS			7,065,117	$(318,892)

[1]	This investment is a holding of AXS Chesapeake Strategy Fund Limited.